Leases - Income statement impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Payments of lease liabilities, classified as financing activities	£ 9,903	£ 0	£ 0
Depreciation of right-of-use assets	9,072	0	0
Interest expense on lease liabilities	1,066	3	8
Expense related to short-term leases	437	0
Income from subleasing right-of-use assets	(472)	0	0
Gain on disposal of leases	(23)	0
Fair value movement of financial assets	(30)	0
Operating lease costs expensed	0	9,941
Profit (Loss) from leases	10,050	9,944
Gain on derecognition of right-of-use assets	472	0	0
Adjustments for sublease discount unwind	30	0	0
Unearned finance income	27	0
Proceeds from sublease	668	£ 0	£ 0
Increase (decrease) in net investment in finance lease	£ 640